Related Party Transactions and Balances (Details) - Schedule of amount due from related parties	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Total Related party transactions			$ 26,012
ALE Properties Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Poon is a director and shareholder	Mr. Poon is a director and shareholder
Nature of transactions	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.
Total Related party transactions			7,060
APTC Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Poon is a sole director and shareholder	Mr. Poon is a sole director and shareholder
Nature of transactions	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.
Total Related party transactions			8,851
CMB Corporate Services Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Poon is a sole director and shareholder	Mr. Poon is a sole director and shareholder
Nature of transactions	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 10, 2021.	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 10, 2021.
Total Related party transactions			750
Summit Realty Company Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yip is a director	Mr. Yip is a director
Nature of transactions	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.
Total Related party transactions			500
Wing Sang Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yip is a sole director and shareholder	Mr. Yip is a sole director and shareholder
Nature of transactions	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.
Total Related party transactions			$ 8,851